Income from voyages and related services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 12,561.6	$ 10,728.7	$ 3,991.7
Shipping
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	12,391.7	10,540.2	3,920.3
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 169.9	$ 188.5	$ 71.4